JPMorgan Carbon Transition U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.0% ^
Hexcel Corp.	21	1,390
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	25	2,226
Expeditors International of Washington, Inc.	31	3,870
		6,096
Automobile Components — 0.0% ^
Gentex Corp.	51	1,584
Automobiles — 1.7%
Tesla, Inc. *	395	91,668
Banks — 1.2%
Bank of America Corp.	473	19,067
Citigroup, Inc.	425	27,574
NU Holdings Ltd., Class A (Brazil) *	702	8,515
Wells Fargo & Co.	198	11,749
		66,905
Beverages — 1.3%
Brown-Forman Corp., Class B	49	2,213
Constellation Brands, Inc., Class A	35	8,581
Keurig Dr Pepper, Inc.	234	8,021
Monster Beverage Corp. *	167	8,592
PepsiCo, Inc.	252	43,513
		70,920
Biotechnology — 2.9%
AbbVie, Inc.	131	24,277
Alnylam Pharmaceuticals, Inc. *	28	6,649
Amgen, Inc.	114	37,901
Gilead Sciences, Inc.	277	21,069
Incyte Corp. *	41	2,668
Ionis Pharmaceuticals, Inc. *	33	1,632
Moderna, Inc. *	72	8,584
Natera, Inc. *	25	2,560
Regeneron Pharmaceuticals, Inc. *	23	24,821
Vertex Pharmaceuticals, Inc. *	57	28,256
		158,417
Broadline Retail — 3.4%
Amazon.com, Inc. *	967	180,810
eBay, Inc.	112	6,228
Etsy, Inc. *	32	2,084
		189,122
Building Products — 0.8%
Allegion plc	19	2,599
Carlisle Cos., Inc.	10	4,186
Carrier Global Corp.	185	12,600
Hayward Holdings, Inc. *	49	725

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Lennox International, Inc.	7	4,084
Masco Corp.	49	3,815
Simpson Manufacturing Co., Inc.	9	1,729
Trane Technologies plc	50	16,714
		46,452
Capital Markets — 4.8%
Affiliated Managers Group, Inc.	5	928
Ares Management Corp.	39	5,975
BlackRock, Inc.	14	12,271
Blackstone, Inc.	157	22,317
Cboe Global Markets, Inc.	23	4,221
Charles Schwab Corp. (The)	331	21,578
CME Group, Inc.	80	15,497
Goldman Sachs Group, Inc. (The)	70	35,632
Interactive Brokers Group, Inc., Class A	23	2,743
Intercontinental Exchange, Inc.	126	19,096
Jefferies Financial Group, Inc.	32	1,871
KKR & Co., Inc.	149	18,394
LPL Financial Holdings, Inc.	17	3,766
MarketAxess Holdings, Inc.	9	2,012
Moody's Corp.	35	15,977
Morgan Stanley	259	26,731
Morningstar, Inc.	7	2,223
MSCI, Inc.	17	9,193
Nasdaq, Inc.	82	5,550
Robinhood Markets, Inc., Class A *	147	3,024
S&P Global, Inc.	69	33,446
TPG, Inc.	19	969
Tradeweb Markets, Inc., Class A	25	2,792
XP, Inc., Class A (Brazil)	96	1,643
		267,849
Chemicals — 1.3%
Albemarle Corp.	23	2,154
Ashland, Inc.	12	1,160
Celanese Corp.	23	3,247
Ecolab, Inc.	55	12,688
Element Solutions, Inc.	51	1,374
FMC Corp.	21	1,226
Huntsman Corp.	36	862
International Flavors & Fragrances, Inc.	57	5,670
Linde plc	88	39,908
Scotts Miracle-Gro Co. (The)	3	236
Sherwin-Williams Co. (The)	18	6,314
		74,839
Commercial Services & Supplies — 1.2%
Cintas Corp.	19	14,515

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
Clean Harbors, Inc. *	13	3,103
Copart, Inc. *	192	10,047
MSA Safety, Inc.	6	1,132
RB Global, Inc. (Canada)	40	3,185
Republic Services, Inc.	46	8,939
Stericycle, Inc. *	23	1,347
Tetra Tech, Inc.	12	2,559
Veralto Corp.	54	5,754
Waste Management, Inc.	89	18,037
		68,618
Communications Equipment — 1.4%
Arista Networks, Inc. *	57	19,753
Ciena Corp. *	32	1,688
Cisco Systems, Inc.	809	39,196
Motorola Solutions, Inc.	37	14,760
		75,397
Construction & Engineering — 0.1%
AECOM	30	2,718
MasTec, Inc. *	12	1,321
		4,039
Consumer Finance — 1.1%
Ally Financial, Inc.	56	2,521
American Express Co.	126	31,883
Capital One Financial Corp.	84	12,718
Discover Financial Services	55	7,919
SLM Corp.	41	930
Synchrony Financial	89	4,520
		60,491
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	36	29,592
Walmart, Inc.	316	21,690
		51,282
Containers & Packaging — 0.1%
Avery Dennison Corp.	18	3,903
Distributors — 0.1%
Genuine Parts Co.	18	2,648
Pool Corp.	8	2,992
		5,640
Diversified REITs — 0.0% ^
WP Carey, Inc.	44	2,544
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	169	3,253
Iridium Communications, Inc.	22	631

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — continued
Liberty Global Ltd., Class C (Belgium) *	73	1,468
Verizon Communications, Inc.	186	7,537
		12,889
Electric Utilities — 1.2%
Avangrid, Inc.	11	392
Edison International	84	6,721
Eversource Energy	78	5,063
Exelon Corp.	222	8,259
FirstEnergy Corp.	34	1,425
NextEra Energy, Inc.	456	34,834
PG&E Corp.	473	8,632
		65,326
Electrical Equipment — 0.7%
Acuity Brands, Inc.	5	1,257
AMETEK, Inc.	51	8,848
Emerson Electric Co.	127	14,873
Generac Holdings, Inc. *	11	1,712
Hubbell, Inc.	12	4,748
nVent Electric plc	37	2,687
Rockwell Automation, Inc.	25	6,966
		41,091
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	30	6,543
Cognex Corp.	38	1,886
Keysight Technologies, Inc. *	39	5,443
Teledyne Technologies, Inc. *	10	4,219
Trimble, Inc. *	54	2,945
Vontier Corp.	44	1,726
Zebra Technologies Corp., Class A *	11	3,863
		26,625
Energy Equipment & Services — 0.4%
Halliburton Co.	199	6,901
Schlumberger NV	317	15,308
Weatherford International plc *	20	2,357
		24,566
Entertainment — 1.6%
Electronic Arts, Inc.	59	8,905
Liberty Media Corp-Liberty Formula One, Class C *	52	4,205
Live Nation Entertainment, Inc. *	35	3,367
Netflix, Inc. *	72	45,241
Spotify Technology SA *	32	11,006
Take-Two Interactive Software, Inc. *	37	5,570
Walt Disney Co. (The)	94	8,807
		87,101

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 4.6%
Affirm Holdings, Inc. *	50	1,414
Apollo Global Management, Inc.	115	14,411
Berkshire Hathaway, Inc., Class B *	117	51,304
Block, Inc. *	123	7,611
Fidelity National Information Services, Inc.	125	9,604
Fiserv, Inc. *	129	21,101
Global Payments, Inc.	56	5,692
Jack Henry & Associates, Inc.	16	2,744
Mastercard, Inc., Class A	129	59,819
PayPal Holdings, Inc. *	232	15,261
Toast, Inc., Class A *	100	2,616
Visa, Inc., Class A	236	62,698
Western Union Co. (The)	81	963
WEX, Inc. *	7	1,284
		256,522
Food Products — 0.8%
Freshpet, Inc. *	13	1,582
General Mills, Inc.	125	8,392
Hershey Co. (The)	33	6,517
Kraft Heinz Co. (The)	92	3,239
McCormick & Co., Inc. (Non-Voting)	56	4,313
Mondelez International, Inc., Class A	297	20,300
		44,343
Gas Utilities — 0.0% ^
National Fuel Gas Co.	16	938
UGI Corp.	45	1,115
		2,053
Ground Transportation — 0.6%
Landstar System, Inc.	8	1,522
Lyft, Inc., Class A *	90	1,085
Uber Technologies, Inc. *	443	28,560
Union Pacific Corp.	18	4,441
		35,608
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	84	8,899
Boston Scientific Corp. *	326	24,085
Dexcom, Inc. *	87	5,900
Edwards Lifesciences Corp. *	133	8,386
Enovis Corp. *	18	857
Hologic, Inc. *	52	4,244
IDEXX Laboratories, Inc. *	18	8,570
Insulet Corp. *	15	2,915
Intuitive Surgical, Inc. *	78	34,680
Medtronic plc	9	723

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
ResMed, Inc.	32	6,824
Stryker Corp.	80	26,196
		132,279
Health Care Providers & Services — 3.0%
Cencora, Inc.	37	8,801
Cigna Group (The)	61	21,269
CVS Health Corp.	280	16,892
Elevance Health, Inc.	51	27,133
McKesson Corp.	29	17,894
Premier, Inc., Class A	8	168
UnitedHealth Group, Inc.	129	74,325
		166,482
Health Care REITs — 0.0% ^
Medical Properties Trust, Inc.	44	212
Omega Healthcare Investors, Inc.	65	2,366
		2,578
Health Care Technology — 0.1%
Certara, Inc. *	44	687
Veeva Systems, Inc., Class A *	33	6,334
		7,021
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A *	96	13,398
Booking Holdings, Inc.	8	29,720
Chipotle Mexican Grill, Inc. *	303	16,459
Choice Hotels International, Inc.	9	1,147
Expedia Group, Inc. *	28	3,575
McDonald's Corp.	145	38,483
Planet Fitness, Inc., Class A *	19	1,400
Wendy's Co. (The)	48	813
Yum! Brands, Inc.	62	8,235
		113,230
Household Durables — 0.5%
DR Horton, Inc.	66	11,876
Lennar Corp., Class A	55	9,731
PulteGroup, Inc.	46	6,072
		27,679
Household Products — 1.5%
Church & Dwight Co., Inc.	54	5,293
Clorox Co. (The)	27	3,562
Colgate-Palmolive Co.	180	17,854
Procter & Gamble Co. (The)	361	58,034
		84,743
Independent Power and Renewable Electricity Producers — 0.0% ^
Clearway Energy, Inc., Class C	31	827

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial REITs — 0.5%
Prologis, Inc.	205	25,840
Rexford Industrial Realty, Inc.	44	2,205
STAG Industrial, Inc.	40	1,633
		29,678
Insurance — 2.9%
Aflac, Inc.	127	12,113
American International Group, Inc.	149	11,805
Aon plc, Class A	44	14,454
Arch Capital Group Ltd. *	80	7,662
Arthur J Gallagher & Co.	48	13,608
Axis Capital Holdings Ltd.	12	909
Brighthouse Financial, Inc. *	23	1,147
Chubb Ltd.	90	24,809
Everest Group Ltd.	9	3,536
Marsh & McLennan Cos., Inc.	1	223
MetLife, Inc.	132	10,144
Primerica, Inc.	9	2,266
Progressive Corp. (The)	130	27,836
Prudential Financial, Inc.	80	10,026
Reinsurance Group of America, Inc.	15	3,382
RenaissanceRe Holdings Ltd. (Bermuda)	11	2,551
Travelers Cos., Inc. (The)	51	11,038
WR Berkley Corp.	69	3,804
		161,313
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A	1,105	189,552
Match Group, Inc. *	46	1,754
Meta Platforms, Inc., Class A	216	102,563
Pinterest, Inc., Class A *	131	4,185
ZoomInfo Technologies, Inc. *	60	682
		298,736
IT Services — 1.4%
Accenture plc, Class A (Ireland)	127	41,989
Cloudflare, Inc., Class A *	66	5,115
EPAM Systems, Inc. *	11	2,367
Gartner, Inc. *	17	8,520
Globant SA *	9	1,752
International Business Machines Corp.	36	6,917
MongoDB, Inc. *	15	3,785
Okta, Inc. *	34	3,194
Twilio, Inc., Class A *	31	1,833
		75,472
Leisure Products — 0.1%
Hasbro, Inc.	37	2,385
YETI Holdings, Inc. *	19	786
		3,171

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	65	9,191
Danaher Corp.	50	13,854
IQVIA Holdings, Inc. *	40	9,849
Mettler-Toledo International, Inc. *	5	7,605
Repligen Corp. *	9	1,506
Thermo Fisher Scientific, Inc.	23	14,107
Waters Corp. *	13	4,372
		60,484
Machinery — 2.8%
Caterpillar, Inc.	106	36,697
CNH Industrial NV	231	2,460
Deere & Co.	56	20,831
Dover Corp.	30	5,528
Flowserve Corp.	29	1,466
Graco, Inc.	37	3,147
IDEX Corp.	17	3,544
Illinois Tool Works, Inc.	66	16,321
Ingersoll Rand, Inc.	90	9,036
Middleby Corp. (The) *	12	1,627
Nordson Corp.	13	3,254
Otis Worldwide Corp.	89	8,411
PACCAR, Inc.	114	11,247
Parker-Hannifin Corp.	28	15,712
Snap-on, Inc.	11	3,157
Westinghouse Air Brake Technologies Corp.	39	6,285
Xylem, Inc.	54	7,209
		155,932
Media — 0.6%
Comcast Corp., Class A	512	21,130
Fox Corp., Class A	81	3,081
Interpublic Group of Cos., Inc. (The)	83	2,670
Liberty Media Corp-Liberty SiriusXM *	61	1,373
Omnicom Group, Inc.	43	4,216
Sirius XM Holdings, Inc.	260	897
		33,367
Metals & Mining — 0.3%
Newmont Corp.	255	12,513
Royal Gold, Inc.	15	2,072
Southern Copper Corp. (Mexico)	15	1,599
		16,184
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	153	1,531
Annaly Capital Management, Inc.	93	1,852
Starwood Property Trust, Inc.	45	898
		4,281

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	140	3,885
Consolidated Edison, Inc.	77	7,509
NiSource, Inc.	95	2,969
Public Service Enterprise Group, Inc.	111	8,855
Sempra	140	11,208
		34,426
Office REITs — 0.0% ^
BXP, Inc.	35	2,496
Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp. *	74	2,147
Chevron Corp.	106	17,010
ConocoPhillips	260	28,912
Diamondback Energy, Inc.	39	7,890
EOG Resources, Inc.	58	7,354
Exxon Mobil Corp.	651	77,202
Hess Corp.	60	9,205
New Fortress Energy, Inc.	25	494
ONEOK, Inc.	129	10,750
Targa Resources Corp.	48	6,493
Williams Cos., Inc. (The)	269	11,551
		179,008
Personal Care Products — 0.2%
Coty, Inc., Class A *	124	1,234
elf Beauty, Inc. *	12	2,071
Estee Lauder Cos., Inc. (The), Class A	51	5,080
		8,385
Pharmaceuticals — 2.7%
Eli Lilly & Co.	113	90,883
Johnson & Johnson	191	30,149
Merck & Co., Inc.	194	21,947
Pfizer, Inc.	217	6,627
		149,606
Professional Services — 1.2%
Automatic Data Processing, Inc.	91	23,898
Booz Allen Hamilton Holding Corp.	28	4,013
Dayforce, Inc. *	41	2,431
Dun & Bradstreet Holdings, Inc.	35	381
Equifax, Inc.	27	7,543
FTI Consulting, Inc. *	9	1,962
Genpact Ltd.	41	1,421
ManpowerGroup, Inc.	8	613
Paychex, Inc.	71	9,089
Paylocity Holding Corp. *	10	1,501
Robert Half, Inc.	18	1,155

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
TransUnion	43	3,881
Verisk Analytics, Inc.	32	8,376
		66,264
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	68	7,664
CoStar Group, Inc. *	90	7,022
Jones Lang LaSalle, Inc. *	10	2,509
Zillow Group, Inc., Class C *	44	2,143
		19,338
Residential REITs — 0.3%
American Homes 4 Rent, Class A	71	2,563
AvalonBay Communities, Inc.	33	6,762
Equity LifeStyle Properties, Inc.	29	1,992
Essex Property Trust, Inc.	14	3,897
UDR, Inc.	73	2,925
		18,139
Retail REITs — 0.6%
Brixmor Property Group, Inc.	66	1,681
Federal Realty Investment Trust	15	1,675
Kimco Realty Corp.	146	3,172
Realty Income Corp.	190	10,912
Regency Centers Corp.	40	2,693
Simon Property Group, Inc.	72	11,048
		31,181
Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc. *	282	40,743
Analog Devices, Inc.	7	1,620
Applied Materials, Inc.	161	34,164
Broadcom, Inc.	590	94,801
Enphase Energy, Inc. *	36	4,144
First Solar, Inc. *	24	5,184
Intel Corp.	115	3,535
KLA Corp.	30	24,692
Lam Research Corp.	4	3,685
Lattice Semiconductor Corp. *	25	1,325
Marvell Technology, Inc.	189	12,659
Micron Technology, Inc.	47	5,162
MKS Instruments, Inc.	15	1,889
NVIDIA Corp.	2,767	323,794
Onto Innovation, Inc. *	11	2,104
QUALCOMM, Inc.	74	13,390
Texas Instruments, Inc.	44	8,968
Universal Display Corp.	10	2,226
		584,085

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 11.4%
Adobe, Inc. *	81	44,684
ANSYS, Inc. *	19	5,959
Atlassian Corp., Class A *	35	6,180
Autodesk, Inc. *	48	11,881
Bentley Systems, Inc., Class B	31	1,511
Cadence Design Systems, Inc. *	61	16,327
Confluent, Inc., Class A *	41	1,026
Datadog, Inc., Class A *	66	7,685
Dolby Laboratories, Inc., Class A	13	1,024
DoubleVerify Holdings, Inc. *	43	908
Fortinet, Inc. *	140	8,126
Gen Digital, Inc.	124	3,223
Guidewire Software, Inc. *	18	2,701
HubSpot, Inc. *	11	5,467
Intuit, Inc.	58	37,546
Microsoft Corp.	797	333,425
Oracle Corp.	96	13,387
Palantir Technologies, Inc., Class A *	444	11,939
Palo Alto Networks, Inc. *	68	22,082
Pegasystems, Inc.	3	209
PTC, Inc. *	26	4,624
Roper Technologies, Inc.	24	13,074
Salesforce, Inc.	56	14,493
ServiceNow, Inc. *	45	36,648
Synopsys, Inc. *	34	18,983
Tyler Technologies, Inc. *	9	5,113
UiPath, Inc., Class A *	85	1,034
Unity Software, Inc. *	75	1,227
Zscaler, Inc. *	7	1,255
		631,741
Specialized REITs — 0.7%
Crown Castle, Inc.	96	10,568
CubeSmart	47	2,236
Extra Space Storage, Inc.	46	7,343
Public Storage	35	10,357
Rayonier, Inc.	27	819
SBA Communications Corp.	24	5,269
		36,592
Specialty Retail — 1.8%
AutoZone, Inc. *	2	6,267
Bath & Body Works, Inc.	44	1,617
CarMax, Inc. *	35	2,955
Floor & Decor Holdings, Inc., Class A *	23	2,254
GameStop Corp., Class A *	59	1,337
Home Depot, Inc. (The)	157	57,801
Lithia Motors, Inc., Class A	5	1,382
Lowe's Cos., Inc.	15	3,683

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Penske Automotive Group, Inc.	5	871
Ross Stores, Inc.	26	3,724
TJX Cos., Inc. (The)	27	3,052
Tractor Supply Co.	24	6,320
Ulta Beauty, Inc. *	11	4,014
Valvoline, Inc. *	35	1,627
Wayfair, Inc., Class A *	17	925
Williams-Sonoma, Inc.	28	4,331
		102,160
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	1,690	375,315
Pure Storage, Inc., Class A *	64	3,836
Super Micro Computer, Inc. *	11	7,718
		386,869
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd. *	28	939
Columbia Sportswear Co.	6	490
Crocs, Inc. *	13	1,747
Deckers Outdoor Corp. *	6	5,536
Lululemon Athletica, Inc. *	27	6,984
NIKE, Inc., Class B	267	19,987
Ralph Lauren Corp.	10	1,756
Skechers U.S.A., Inc., Class A *	30	1,954
Tapestry, Inc.	48	1,924
VF Corp.	77	1,306
		42,623
Trading Companies & Distributors — 0.6%
Air Lease Corp.	23	1,141
Ferguson plc	45	10,019
United Rentals, Inc.	15	11,357
WESCO International, Inc.	12	2,100
WW Grainger, Inc.	10	9,768
		34,385
Water Utilities — 0.2%
American Water Works Co., Inc.	43	6,122
Essential Utilities, Inc.	56	2,276
		8,398
Total Common Stocks (Cost $5,050,754)		5,552,433

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.0% ^
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $3,893)	3,893	3,893
Total Investments — 99.9% (Cost $5,054,647)		5,556,326
Other Assets Less Liabilities — 0.1%		3,262
NET ASSETS — 100.0%		5,559,588

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,556,326	$—	$—	$5,556,326

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$10,503	$142,525	$149,135	$—	$—	$3,893	3,893	$448	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.